Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Income (Expense), Net [Abstract]
Government grants	$ 346,597	$ 904,313	$ 373,032
Dividend income	330,177	275,460	250,096
Rental income	106,616	127,996	85,437
Other net miscellaneous income (expenses)	(15,613)	(61,843)	(6,814)
Total other income (expense), net	$ 767,777	$ 1,245,926	$ 701,751